OTHER INVESTMENTS (Details)	Nov. 30, 2019 USD ($) shares
Medimor Ltd [Member]
Investment Amount | $	$ 600
Ordinary shares of Medimor	1,369,863
Ownership interest	10.34%
Milestone Shares [Member]
Investment Amount | $	$ 419
Ordinary shares of Medimor	955,479
Medimor [Member]
Ordinary shares of Medimor	414,384
Ownership interest	3.37%